Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment

	Right-of-use assets (note (a))	Leasehold improvements	Fixtures and furniture	Office and lab equipment	Computer equipment	Motor vehicles	Manufacturing equipment	Total
Cost:
At January 1, 2024	$11,115	$5,877	$45	$8,869	$219	$8	$—	$26,133
Additions	3,094	375	91	484	5	—	51	4,100
Additions from acquisition (note 33(III))	2,511	25	2	556	43	—	—	3,137
Disposals	(162)	(2)	—	(1,921)	—	(8)	—	(2,093)
Written off	(1,681)	(210)	(53)	(950)	(45)	—	—	(2,939)
Exchange differences	(722)	(420)	(19)	(262)	(2)	—	—	(1,425)
At December 31, 2024 and January 1, 2025	14,155	5,645	66	6,776	220	—	51	26,913
Additions	37	—	—	208	—	—	—	245
Disposal of a subsidiary (note 34)	(4,583)	(796)	(14)	(4,347)	—	—	—	(9,740)
Disposals	—	(1,153)	—	(160)	—	—	—	(1,313)
Written off	(28)	—	—	(1,852)	—	—	—	(1,880)
Exchange differences	134	18	1	246	—	—	—	399
At December 31, 2025	$9,715	$3,714	$53	$871	$220	$—	$51	$14,624
Accumulated depreciation:
At January 1, 2024	$9,059	$4,824	$15	$6,312	$140	$5	$—	$20,355
Charge for the year	2,052	795	1	1,119	39	—	10	4,016
Eliminated on disposal	(128)	(1)	—	(1,878)	—	(6)	—	(2,013)
Written off	(1,681)	(149)	(20)	(531)	—	—	—	(2,381)
Exchange differences	(266)	(366)	62	(304)	(2)	1	—	(875)
At December 31, 2024 and January 1, 2025	9,036	5,103	58	4,718	177	—	10	19,102
Charge for the year	1,936	267	1	433	33	—	24	2,694
Eliminated on disposal of a subsidiary (note 34)	(2,761)	(740)	(10)	(2,547)	—	—	—	(6,058)
Eliminated on disposal	—	(1,153)	—	(160)	—	—	—	(1,313)
Written off	(28)	—	—	(1,735)	—	—	—	(1,763)
Exchange differences	37	31	2	129	—	—	—	199
At December 31, 2025	$8,220	$3,508	$51	$838	$210	$—	$34	$12,861
Carrying amounts:
At January 1, 2024	$2,056	$1,053	$30	$2,557	$79	$3	$—	$5,778
At December 31, 2024	$5,119	$542	$8	$2,058	$43	$—	$41	$7,811
At December 31, 2025	$1,495	$206	$2	$33	$10	$—	$17	$1,763
(a)Right-of-use assets
The analysis of the carrying amount of right-of-use assets by class of underlying asset is as follows:

	Note	2025	2024
Properties leased for own use, carried at depreciated cost	(i)	$1,491	$5,101
Office equipment, carried at depreciated cost	(ii)	4	18
		$1,495	$5,119
The analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2025	2024	2023
Depreciation charge of right-of-use assets by class of underlying asset:
- Properties leased for own use	$1,922	$2,038	$2,772
- Office equipment	14	14	14
	$1,936	$2,052	$2,786
Interest on lease liabilities (notes 8(a) and 10(c))	$258	$203	$242
Expense relating to short-term leases or leases of low-value assets	284	366	137
During the years ended December 31, 2025, 2024 and 2023, additions to right-of-use assets of $37, $3,094 and $197, respectively, mainly resulted from the capitalization of lease payments payable under new tenancy agreements.
Details of the maturity analysis of lease liabilities are set out in note 25.
(i)Properties leased for own use
The Group has obtained the right to use some properties as its warehouses and offices through tenancy agreements. The leases typically run for an initial period of 2 to 5 years (2024: 2 to 5 years) with only fixed lease payments. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Some leases include an option to renew the lease for an additional period after the end of the contract term. Where practicable, the Group seeks to include such extension options exercisable by the Group to provide operational flexibility. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options, and reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. If the Group is not reasonably certain to exercise the extension options, the future lease payments during the extension periods are not included in the measurement of lease liabilities. The potential exposure to future lease payments in relation to such leases are assessed as insignificant.
(ii)Office equipment
The Group leases office equipment under a lease expiring in 5 years. The lease does not include an option to renew the lease or purchase the leased equipment at the end of the lease term at a price deemed to be a bargain purchase option. The lease does not include variable lease payments.
(b)Amounts recognized in consolidated statement of cash flows
Amounts included in the consolidated statement of cash flows for leases comprise the following:

	2025	2024	2023
Within operating cash flows	$(284)	$(366)	$(137)
Within financing cash flows	(2,689)	(2,766)	(3,476)
	$(2,973)	$(3,132)	$(3,613)